SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 86.2%
	Automobiles & Components — 0.6%
	Automobile Components — 0.3%
	Cie Generale des Etablissements Michelin SCA	1,579,600	$60,913,714
	Automobiles — 0.3%
	Bayerische Motoren Werke AG	1,013,700	66,321,596
			127,235,310
	Banks — 11.0%
	Banks — 11.0%
	Bank of Ireland Group plc	19,129,250	380,859,602
	BNP Paribas SA	8,633,900	1,007,620,622
	Citigroup, Inc.	6,531,108	914,093,876
	Regions Financial Corp.	5,862,414	177,044,903
			2,479,619,003
	Capital Goods — 2.6%
	Aerospace & Defense — 1.3%
	BAE Systems plc	11,749,400	287,387,233
	Industrial Conglomerates — 0.9%
	CK Hutchison Holdings Ltd.	23,928,000	202,124,228
	Machinery — 0.4%
	Yutong Bus Co. Ltd. Class A,	26,815,670	105,952,208
			595,463,669
	Consumer Discretionary Distribution & Retail — 0.7%
	Specialty Retail — 0.7%
	Home Depot, Inc.	440,120	155,221,522
			155,221,522
	Consumer Durables & Apparel — 0.7%
	Household Durables — 0.7%
	Midea Group Co. Ltd. Class A	13,500,343	150,275,725
			150,275,725
	Consumer Staples Distribution & Retail — 2.6%
	Consumer Staples Distribution & Retail — 2.6%
	BIM Birlesik Magazalar AS	10,315,600	80,773,329
	Tesco plc	83,026,330	505,167,552
			585,940,881
	Energy — 6.3%
	Oil, Gas & Consumable Fuels — 6.3%
	Enbridge, Inc.	3,309,521	179,471,363
	Eni SpA	2,180,000	51,361,693
[a,b]	Foresea Holdings SA	147,823	4,804,248
[a,b]	LUKOIL PJSC	314,000	0
[a,b,c]	Malamute Energy, Inc.	12,439	12,439
	Shell plc	2,735,600	106,427,907
	South Bow Corp.	3,421,560	120,529,623
	TC Energy Corp.	4,549,089	301,251,852
	TotalEnergies SE	8,285,200	644,017,468
			1,407,876,593
	Financial Services — 2.6%
	Capital Markets — 1.4%
	CME Group, Inc.	993,656	219,429,054
	MidCap Financial Investment Corp.	3,237,783	32,636,853
[c]	SLR Investment Corp.	4,357,900	53,907,223
	Financial Services — 0.9%
	Equitable Holdings, Inc.	4,814,078	211,241,743

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Real Estate Investment Trusts — 0.3%
[c]	Chimera Investment Corp.	5,197,862	$69,339,479
			586,554,352
	Health Care Equipment & Services — 0.7%
	Health Care Equipment & Supplies — 0.7%
	Medtronic plc	2,137,606	167,224,917
			167,224,917
	Household & Personal Products — 3.1%
	Household Products — 3.1%
	Kimberly-Clark Corp.	5,525,170	606,497,911
	Reckitt Benckiser Group plc	1,379,307	89,850,757
			696,348,668
	Insurance — 7.2%
	Insurance — 7.2%
	ASR Nederland NV	2,972,300	224,281,724
	AXA SA	7,171,400	359,308,693
	Generali	4,202,047	204,581,623
	NN Group NV	9,581,916	839,296,387
			1,627,468,427
	Materials — 1.8%
	Metals & Mining — 1.8%
	BHP Group Ltd.	6,902,000	283,848,857
	Glencore plc	17,019,700	115,994,358
[a,b]	GMK Norilskiy Nickel PAO	35,140,000	1
			399,843,216
	Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
	Biotechnology — 0.6%
	AbbVie, Inc.	476,780	119,976,919
	Pharmaceuticals — 5.0%
	AstraZeneca plc	1,545,700	289,091,408
	Merck & Co., Inc.	3,559,942	457,452,547
	Novartis AG	953,508	149,375,053
	Pfizer, Inc.	1,517,298	36,536,536
	Roche Holding AG	483,700	199,226,931
			1,251,659,394
	Semiconductors & Semiconductor Equipment — 8.8%
	Semiconductors & Semiconductor Equipment — 8.8%
	Broadcom, Inc.	1,725,636	651,858,999
	Taiwan Semiconductor Manufacturing Co. Ltd.	17,649,261	1,335,197,495
			1,987,056,494
	Software & Services — 0.1%
	Information Technology Services — 0.1%
	HCL Technologies Ltd.	2,092,600	23,698,466
			23,698,466
	Technology Hardware & Equipment — 5.8%
	Communications Equipment — 1.3%
	Cisco Systems, Inc.	2,417,565	283,967,185
	Technology Hardware, Storage & Peripherals — 4.5%
	Samsung Electronics Co. Ltd.	4,687,500	1,010,537,017
			1,294,504,202
	Telecommunication Services — 19.1%
	Diversified Telecommunication Services — 17.1%
	AT&T, Inc.	31,007,998	641,865,559
	BT Group plc	52,886,000	133,356,351
	Deutsche Telekom AG	14,301,100	389,719,383
[a,b]	Digicel Holdings Ltd.	220,592	200,066

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Koninklijke KPN NV	63,491,000	$313,103,399
	Orange SA	72,111,380	1,359,920,483
	Singapore Telecommunications Ltd.	68,448,000	233,318,400
	Telenor ASA	9,194,200	131,710,619
	Telkom Indonesia Persero Tbk PT	627,700,200	82,499,746
[c]	Zegona Communications plc	26,808,378	566,114,746
	Wireless Telecommunication Services — 2.0%
	Vodafone Group plc	343,085,324	453,265,166
			4,305,073,918
	Transportation — 1.1%
	Air Freight & Logistics — 1.1%
	Deutsche Post AG	4,089,300	248,106,232
			248,106,232
	Utilities — 5.8%
	Electric Utilities — 5.0%
	Endesa SA	10,955,857	499,224,263
	Enel SpA	54,735,431	628,784,175
	Gas Utilities — 0.5%
	Snam SpA	15,625,000	112,760,327
	Multi-Utilities — 0.3%
	E.ON SE	3,583,200	73,797,305
			1,314,566,070
	Total Common Stock (Cost $10,645,232,024)		19,403,737,059
	Preferred Stock — 0.2%
	Banks — 0.0%
	Banks — 0.0%
[d,e,f]	First Horizon Bank, 4.79% (TSFR3M + 1.11%), 7/29/2026	12,000	9,090,000
			9,090,000
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Summit Midstream Corp. Series A, 12.284%, 7/30/2026	160,970	26,073,920
			26,073,920
	Financial Services — 0.0%
	Capital Markets — 0.0%
[e,f]	Morgan Stanley Series A, 4.635% (TSFR3M + 0.96%), 7/30/2026	120,000	2,256,000
			2,256,000
	Insurance — 0.1%
	Insurance — 0.1%
[f]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	762,175	19,542,167
			19,542,167
	Total Preferred Stock (Cost $58,496,360)		56,962,087
	Asset Backed Securities — 0.6%
	Auto Receivables — 0.1%
	Carvana Auto Receivables Trust,
[d]	Series 2021-P2 Class R, due 5/10/2028	$8,000	1,105,984
[d]	Series 2021-P4 Class R, due 9/11/2028	17,500	1,679,190
[d]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,214,615
[d]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	3,101,737	3,138,343
	Flagship Credit Auto Trust,
[d]	Series 2019-3 Class R, due 12/15/2026	60,000	816,363
[d]	Series 2019-4 Class R, due 3/15/2027	60,000	1,923,691
[d]	JPMorgan Chase Bank NA - CACLN, Series 2021-1 Class R, 28.348% due 9/25/2028	211,679	216,098
[d]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,934,009
			16,028,293

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Credit Card — 0.2%
[d]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class D, 9.42% due 12/15/2032	$9,342,000	$9,534,052
[d]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	22,585,000	22,339,948
			31,874,000
	Other Asset Backed — 0.2%
[d]	Aqua Finance Trust, Series 2020-AA Class D, 7.15% due 7/17/2046	4,856,199	4,862,236
[f]	ASP WHCO Partner 2 LP, 6.783% due 3/29/2029	23,750,000	23,691,352
[d]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	10,000,000	9,899,959
[a,b,d,g]	FAT Brands due 12/15/2051	6,626,375	3,385,514
[a,d]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	42,000	1,591,236
[d]	LendingPoint Asset Securitization Trust, Series 2020-REV1 Class C, 7.699% due 10/15/2028	1,647,121	1,653,711
	Marlette Funding Trust,
[d]	Series 2021-1A Class R, due 6/16/2031	9,550	33,325
[d]	Series 2021-2A Class R, due 9/15/2031	26,000	341,674
[d]	Series 2021-3A Class R, due 12/15/2031	23,881	392,699
	Mosaic Solar Loan Trust,
[d]	Series 2020-2A Class R, due 8/20/2046	6,374,937	1,498,461
[d]	Series 2021-1A Class R, due 12/20/2046	8,500,000	1,130,220
[d]	Series 2021-2A Class R, due 4/22/2047	10,000,000	577,190
[d,f]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,604	88,427
[d]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	5,000,000	4,949,790
	Upstart Pass-Through Trust,
[d]	Series 2021-ST8 Class CERT, due 10/20/2029	4,150,000	145,731
[d]	Series 2021-ST9 Class CERT, due 11/20/2029	1,415,000	95,180
			54,336,705
	Student Loan — 0.1%
[d]	College Ave Student Loans LLC Series 2023-A Class R, due 5/25/2055	35,000	15,747,546
[d]	MPOWER Education Trust, Series 2025-A Class A, 6.62% due 7/21/2042	11,462,923	11,531,804
[f]	National Collegiate Student Loan Trust, Series 2007-2 Class A4, 4.053% (TSFR1M + 0.40%) due 1/25/2033	4,130,613	4,024,787
[d]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	23,000	471,324
			31,775,461
	Total Asset Backed Securities (Cost $125,316,517)		134,014,459
	Corporate Bonds — 3.5%
	Banks — 0.3%
	Banks — 0.3%
	Bank of New York Mellon Corp.,
[e,f]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,932,388
[e,f]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	43,161,000	42,809,238
	Keybank National Association, 5.00% due 1/26/2033	10,250,000	10,147,807
			54,889,433
	Capital Goods — 0.1%
	Aerospace & Defense — 0.0%
[d]	BWX Technologies, Inc., 4.125% due 6/30/2028	7,500,000	7,357,500
[d]	TransDigm, Inc., 6.75% due 8/15/2028	6,345,000	6,408,577
	Trading Companies & Distributors — 0.1%
	LKQ Corp., 6.25% due 6/15/2033	5,840,000	6,034,589
[d]	Windsor Holdings III LLC, 8.50% due 6/15/2030	7,470,000	7,783,441
			27,584,107
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
[d]	ACCO Brands Corp., 4.25% due 3/15/2029	7,500,000	6,980,775
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,406,409
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,340,103
			29,727,287
	Consumer Durables & Apparel — 0.1%
	Household Durables — 0.1%
[d]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	6,082,553

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Leisure Products — 0.0%
	Polaris, Inc., 6.95% due 3/15/2029	$5,000,000	$5,238,400
			11,320,953
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
	Marriott International, Inc., 4.50% due 10/1/2034	4,497,000	4,271,296
			4,271,296
	Consumer Staples Distribution & Retail — 0.1%
	Consumer Staples Distribution & Retail — 0.1%
[d]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	17,006,000	17,800,351
[d]	U.S. Foods, Inc., 4.75% due 2/15/2029	5,880,000	5,809,675
			23,610,026
	Energy — 0.8%
	Energy Equipment & Services — 0.1%
[d,h]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	7,850,000	7,687,113
	Oil, Gas & Consumable Fuels — 0.7%
[d]	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625% due 3/15/2029	8,190,000	8,515,061
[f,h]	Enbridge, Inc., Series 2017-A, 5.50% (TSFR3M + 3.68%) due 7/15/2077	7,966,000	7,958,671
	Energean Israel Finance Ltd.,
[h]	5.375% due 3/30/2028	6,500,000	6,423,690
[h]	8.50% due 9/30/2033	12,410,941	13,114,517
	Energy Transfer LP,
[f]	6.942% (TSFR3M + 3.28%) due 11/1/2066	13,820,000	13,784,759
[e,f]	Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	8,271,000	8,284,647
	Kinder Morgan Energy Partners LP,
	5.00% due 3/1/2043	10,000,000	9,043,800
	5.80% due 3/15/2035	10,000,000	10,359,300
	Kinder Morgan, Inc.,
	5.30% due 12/1/2034	23,630,000	23,806,280
	5.55% due 6/1/2045	5,000,000	4,805,100
[d,h]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	7,000,000	7,218,610
	Petroleos Mexicanos,
[h]	5.95% due 1/28/2031	10,000,000	9,889,300
[h]	6.70% due 2/16/2032	3,000,000	3,027,390
[h]	7.69% due 1/23/2050	5,650,000	5,268,851
	Sunoco LP,
[d]	7.25% due 5/1/2032	4,892,000	5,071,928
[d,e,f]	7.875% (5-Yr. CMT + 4.23%) due 9/18/2030	7,588,000	7,890,003
	Sunoco LP/Sunoco Finance Corp., 5.875% due 3/15/2028	5,000,000	4,996,450
	Williams Cos., Inc., 5.75% due 6/24/2044	14,198,000	14,025,210
			171,170,680
	Equity Real Estate Investment Trusts (REITs) — 0.0%
	Diversified REITs — 0.0%
[d]	Iron Mountain, Inc., 7.00% due 2/15/2029	7,500,000	7,644,000
			7,644,000
	Financial Services — 0.1%
	Capital Markets — 0.1%
	Blue Owl Credit Income Corp., 7.75% due 9/16/2027	2,500,000	2,555,175
[d]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	11,500,000	11,193,985
[d,h]	Foresea Holdings SA, 7.50% due 6/15/2030	1,520,371	1,491,712
	Hercules Capital, Inc., 2.625% due 9/16/2026	4,098,000	4,077,223
	Financial Services — 0.0%
[d]	Antares Holdings LP, 3.75% due 7/15/2027	3,000,000	2,944,590
	FBG Bid Co. LLC,
[a,b,d,g]	8.50% due 6/20/2056	4,102,883	2,832,417
[a,b,d,g]	10.50% due 6/20/2056	1,849,550	944,963
[a,b,d,g]	FBG Top Co. LLC, 12.50% due 6/20/2056	5,682,773	2,903,414
			28,943,479

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.0%
[d,h]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	$10,443,000	$10,265,887
	Food Products — 0.0%
[d]	Darling Ingredients, Inc., 6.00% due 6/15/2030	4,050,000	4,077,013
	Tobacco — 0.1%
[d,h]	Imperial Brands Finance plc, 6.125% due 7/27/2027	5,000,000	5,076,600
[d,h]	JT International Financial Services BV, 6.875% due 10/24/2032	5,000,000	5,479,500
			24,899,000
	Insurance — 0.2%
	Insurance — 0.2%
[h]	Enstar Group Ltd., 3.10% due 9/1/2031	8,354,000	7,440,407
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	1,617,000	1,429,379
	3.40% due 6/15/2030	8,383,000	7,890,247
	Horace Mann Educators Corp., 7.25% due 9/15/2028	10,000,000	10,456,600
[d]	MetLife, Inc., 9.25% due 4/8/2068	12,000,000	14,039,400
	Stewart Information Services Corp., 3.60% due 11/15/2031	8,101,000	7,199,521
			48,455,554
	Materials — 0.1%
	Chemicals — 0.0%
[d,h]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	3,000,000	2,866,200
[d,h]	OCP SA, 3.75% due 6/23/2031	1,735,000	1,604,563
	Metals & Mining — 0.1%
[d,h]	Navoi Mining & Metallurgical Co., 6.70% due 10/17/2028	7,500,000	7,693,125
	WE Soda Investments Holding plc,
[d,h]	9.375% due 2/14/2031	4,150,000	4,056,500
[d,h]	9.50% due 10/6/2028	2,000,000	2,012,460
			18,232,848
	Media & Entertainment — 0.1%
	Media — 0.1%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[d]	4.75% due 2/1/2032	8,000,000	7,149,920
[d]	5.125% due 5/1/2027	10,000,000	9,984,300
	Sirius XM Radio LLC,
[d]	3.125% due 9/1/2026	5,000,000	4,985,900
[d]	5.00% due 8/1/2027	6,250,000	6,241,125
			28,361,245
	Real Estate Management & Development — 0.0%
	Real Estate Management & Development — 0.0%
[d]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	923,000	924,440
[d]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,588,629
			3,513,069
	Semiconductors & Semiconductor Equipment — 0.0%
	Semiconductors & Semiconductor Equipment — 0.0%
[d]	Qorvo, Inc., 3.375% due 4/1/2031	9,800,000	8,951,614
			8,951,614
	Software & Services — 0.4%
	Information Technology Services — 0.1%
	Booz Allen Hamilton, Inc., 5.95% due 4/15/2035	24,355,000	24,242,967
[d]	Science Applications International Corp., 4.875% due 4/1/2028	7,000,000	6,946,940
	Internet Software & Services — 0.2%
[d]	Arches Buyer, Inc., 4.25% due 6/1/2028	6,500,000	6,386,445
[d]	Cogent Communications Group LLC/Cogent Finance, Inc., 7.00% due 6/15/2027	10,000,000	9,932,800
	Prosus NV,
[d,h]	3.061% due 7/13/2031	11,800,000	10,720,654
[d,h]	3.832% due 2/8/2051	5,000,000	3,341,150
[d,h]	4.027% due 8/3/2050	5,000,000	3,503,550

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Software — 0.1%
	Fair Isaac Corp.,
[d]	4.00% due 6/15/2028	$17,800,000	$17,387,574
[d]	6.25% due 9/15/2034	2,364,000	2,327,831
[d]	GoTo Group, Inc., 5.50% due 5/1/2028	4,354,350	1,914,230
[d,h]	Open Text Corp., 3.875% due 12/1/2029	10,000,000	9,192,500
			95,896,641
	Technology Hardware & Equipment — 0.1%
	Electronic Equipment, Instruments & Components — 0.1%
	CDW LLC/CDW Finance Corp., 4.25% due 4/1/2028	5,000,000	4,943,650
	Vontier Corp., 2.40% due 4/1/2028	5,832,000	5,599,770
			10,543,420
	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
[h]	Deutsche Telekom International Finance BV (Guaranty: Deutsche Telekom AG), 8.25% due 6/15/2030	26,150,000	29,418,750
[h]	Telefonica Emisiones SA (Guaranty: Telefonica SA), 7.045% due 6/20/2036	85,390,000	94,589,065
	Wireless Telecommunication Services — 0.0%
[d,h]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	10,000,000	10,254,700
			134,262,515
	Transportation — 0.1%
	Passenger Airlines — 0.1%
	American Airlines Pass-Through Trust, Series 2019-1 Class B, 3.85% due 8/15/2029	4,330,585	4,234,316
[d,h]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	14,750,000	14,809,885
			19,044,201
	Utilities — 0.2%
	Electric Utilities — 0.1%
[d,h]	AES Espana BV, 5.70% due 5/4/2028	4,850,000	4,733,067
	Comision Federal de Electricidad,
[h]	5.00% due 9/29/2036	8,708,000	8,142,415
[d,h]	6.45% due 1/24/2035	8,000,000	7,987,680
[f]	Duke Energy Corp., 3.25% (5-Yr. CMT + 2.32%) due 1/15/2082	5,000,000	4,924,450
	Multi-Utilities — 0.1%
[d,h]	Aegea Finance SARL, 9.00% due 1/20/2031	9,500,000	9,116,295
			34,903,907
	Total Corporate Bonds (Cost $746,993,346)		786,225,275
	Other Government — 0.1%
[d,h]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	7,000,000	6,133,680
[d,h]	Nigeria Government International Bonds, 7.625% due 11/28/2047	6,000,000	5,869,740
	Total Other Government (Cost $9,662,714)		12,003,420
	U.S. Government Agencies — 0.2%
[e,f]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	34,293,000	34,293,686
[e,f]	Farm Credit Bank of Texas, Series 6, 7.00% (5-Yr. CMT + 3.01%), 9/15/2030	5,000,000	5,083,650
	Total U.S. Government Agencies (Cost $39,353,886)		39,377,336
	Mortgage Backed — 1.3%
[d,f]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2022-6 Class A3, 4.30% due 7/25/2067	3,376,647	3,361,987
[d,f]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	10,885,753	10,538,710
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2021-NPL1 Class A, 6.00% due 11/25/2051	3,930,113	3,933,009
[d,f]	Series 2022-RPL1 Class A, 7.25% due 2/25/2028	8,999,598	9,051,648
[f]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 6.375% due 8/25/2033	8,769	8,790
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2019-1 Class B4, 3.877% due 3/25/2050	906,974	805,949
[d,f]	Series 2019-1 Class B5, 3.877% due 3/25/2050	424,303	346,574
[d,f]	Series 2019-1 Class B6, 3.65% due 3/25/2050	745,503	509,005
[d,f]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	513,238	474,974

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	CIM Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-J1 Class A1, 0.437% due 10/25/2049	$44,909,160	$884,275
[d,f,i]	Series 2020-J1 Class A2, 0.50% due 10/25/2049	40,055,304	1,001,166
[d,f,i]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	56,397,167	554,412
[d,f]	Series 2020-J1 Class B4, 3.437% due 10/25/2049	1,225,130	1,058,178
[d,f]	Series 2020-J1 Class B5, 3.437% due 10/25/2049	619,756	395,607
[d,f]	Series 2020-J1 Class B6, 3.437% due 10/25/2049	1,145,464	580,588
[d,f,i]	Series 2020-J2 Class AX1, 0.256% due 1/25/2051	90,741,431	1,295,207
[d,f,i]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	97,128,289	1,144,385
[d,f]	Series 2020-J2 Class B4, 2.756% due 1/25/2051	491,000	234,130
[d,f]	Series 2020-J2 Class B5, 2.756% due 1/25/2051	164,000	76,358
[d,f]	Series 2020-J2 Class B6, 2.756% due 1/25/2051	655,000	285,151
[d,f]	Series 2023-I1 Class M1, 7.019% due 4/25/2058	5,000,000	5,000,000
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 5.70% due 3/25/2034	122,879	52,661
[d,f]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	2,150,000	1,779,598
[d,f]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	1,450,000	1,164,889
[d,f]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	725,000	475,779
[d,i]	Series 2020-EXP1 Class XS, due 5/25/2060	27,489,007	577,264
[d,f]	Series 2020-EXP2 Class B5, 3.928% due 8/25/2050	585,000	352,378
[d,f]	Series 2020-EXP2 Class B6, 3.928% due 8/25/2050	1,400,000	760,499
[d,f]	Series 2021-J1 Class B4, 2.606% due 4/25/2051	429,000	215,024
[d,f]	Series 2021-J1 Class B5, 2.606% due 4/25/2051	665,000	307,611
[d,f]	Series 2021-J1 Class B6, 2.606% due 4/25/2051	509,528	202,936
[d,f]	Series 2021-J3 Class B4, 2.86% due 9/25/2051	1,033,000	574,543
[d,f]	Series 2021-J3 Class B6, 2.86% due 9/25/2051	573,149	239,324
[d]	Cogent IPv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	2,598,000	2,658,344
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2020-AFC1 Class M1, 2.841% due 2/25/2050	3,808,500	3,279,017
[d,f,i]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	56,356,600	598,930
[d,f]	Series 2021-AFC1 Class B3, 4.295% due 3/25/2056	215,000	144,741
[d,f,i]	Series 2021-AFC1 Class XS, 3.17% due 3/25/2056	56,356,600	7,812,969
[d,f]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	2,890,014	2,880,457
[d]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	3,025,000	2,768,253
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-2 Class AX1, 0.653% due 8/25/2050	83,824,071	2,778,835
[d,f,i]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	14,367,010	392,659
[d,f]	Series 2020-2 Class B4, 3.653% due 8/25/2050	768,857	679,124
[d,f]	Series 2020-2 Class B5, 3.653% due 8/25/2050	2,306,570	2,016,028
[d,f]	Series 2020-2 Class B6C, 3.413% due 8/25/2050	3,034,006	1,764,256
[d,f,i]	Series 2021-13IN Class AX1, 0.171% due 12/30/2051	143,434,358	1,333,954
[d,f,i]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	11,890,931	127,870
[d,f,i]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	10,850,475	324,115
[d,f]	Series 2021-13IN Class B4, 3.351% due 12/30/2051	2,258,148	1,882,120
[d,f]	Series 2021-13IN Class B5, 3.351% due 12/30/2051	442,597	360,355
[d,f]	Series 2021-13IN Class B6C, 3.186% due 12/30/2051	3,845,859	2,608,433
[d,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-H1 Class B1, 3.386% due 1/25/2060	4,379,900	3,413,720
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	1,124,906	181,089
[d,f,i]	Series 2020-INV1 Class A12X, 2.908% due 10/25/2050	13,468,800	1,861,177
[d,f,i]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	76,030,233	832,561
[d,f,i]	Series 2020-INV1 Class AX1, due 10/25/2050	48,698,972	487
[d,f,i]	Series 2020-INV1 Class AX2, 0.408% due 10/25/2050	2,427,429	51,120
[d,f,i]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	2,613,335	114,199
[d,f]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,709,735	1,520,542
[d,f]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,713,782	1,525,172
[d,f]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	4,390,526	3,144,088
[d,f,i]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	19,513,186	300,889
[d,f]	GSMS Trust, CMBS, Series 2026-DAWN Class A, 5.823% due 4/10/2043	13,308,976	13,209,633
[d,f]	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS, Series 2025-BHR5 Class B, 5.768% (TSFR1M + 2.14%) due 3/15/2040	8,000,000	8,015,026
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class AX1, 0.126% due 8/25/2050	10,971,182	54,005
[d,f,i]	Series 2020-4 Class A11X, 1.551% (5.14% - TSFR1M) due 11/25/2050	2,138,991	124,035
[d,f,i]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	9,696,759	234,426

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,f,i]	Series 2020-4 Class AX1, 0.062% due 11/25/2050	$35,816,336	$68,298
[d,f,i]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	990,947	171,123
[d,f,i]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	2,286,938	60,712
[d,f]	Series 2020-4 Class B4, 3.612% due 11/25/2050	1,760,553	1,559,294
[d,f]	Series 2020-4 Class B5, 3.612% due 11/25/2050	812,693	640,379
[d,f]	Series 2020-4 Class B6, 3.612% due 11/25/2050	1,582,548	853,333
[d,f]	Series 2020-7 Class B4, 3.505% due 1/25/2051	2,161,393	1,891,241
[d,f]	Series 2020-7 Class B5, 3.505% due 1/25/2051	1,552,763	1,006,308
[d,f]	Series 2020-7 Class B6, 2.449% due 1/25/2051	2,214,886	1,173,750
[d,f]	Series 2021-11 Class B5, 3.016% due 1/25/2052	3,460,346	2,706,456
[d,f]	Series 2021-11 Class B6, 2.243% due 1/25/2052	3,929,208	1,995,805
[d,f]	Series 2022-2 Class B4, 3.12% due 8/25/2052	3,033,810	2,295,577
[d,f]	Series 2022-2 Class B5, 3.12% due 8/25/2052	1,611,430	1,074,808
[d,f]	Series 2022-2 Class B6, 1.783% due 8/25/2052	1,766,089	762,236
[d,f]	Series 2022-3 Class B4, 3.091% due 8/25/2052	2,486,503	1,978,429
[d,f]	Series 2022-3 Class B5, 3.091% due 8/25/2052	1,582,566	794,491
[d,f]	Series 2022-3 Class B6, 2.296% due 8/25/2052	1,459,907	623,148
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV2 Class AX1, 0.107% due 8/25/2051	84,967,613	344,671
[d,f,i]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	5,821,829	238,065
[d,f]	Series 2021-INV2 Class B5, 3.307% due 8/25/2051	294,946	236,402
[d,f]	Series 2021-INV2 Class B6, 3.307% due 8/25/2051	1,436,977	796,801
[d,f,i]	Series 2021-INV3 Class AX1, 0.144% due 10/25/2051	103,733,354	629,527
[d,f,i]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,400,941	233,752
[d,f]	Series 2021-INV3 Class B5, 3.194% due 10/25/2051	410,666	325,447
[d,f]	Series 2021-INV3 Class B6, 3.124% due 10/25/2051	1,827,924	1,048,563
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.836% due 8/25/2034	501,006	469,112
[d,f]	MFA Trust, Whole Loan Securities Trust CMO, Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	7,764,084	7,775,696
[d]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	9,467,340	9,853,917
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2021-INV1 Class AX1, 0.745% due 6/25/2051	83,062,998	3,365,098
[d,f]	Series 2021-INV1 Class B5, 3.245% due 6/25/2051	1,008,231	836,018
[d,f]	Series 2021-INV1 Class B6, 3.234% due 6/25/2051	1,811,813	1,136,689
[d,f]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	3,784,479	3,784,479
[d,f]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	7,025,429	7,009,729
[d]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	5,000,000	4,252,342
[d,f]	OBX Trust, Whole Loan Securities Trust CMO, Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	14,879,639	12,594,061
[d,f]	Pretium Mortgage Credit Partners LLC, Whole Loan Securities Trust CMO, Series 2026-NPL5 Class A1, 5.71% due 4/25/2056	19,650,332	19,654,097
[d,f]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	6,344,228	6,326,871
[d,f]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class B1, 3.81% due 9/25/2059	1,500,000	1,450,174
[d,f]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-7 Class B3, 3.717% due 10/25/2047	1,692,878	1,521,169
[d,f]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	5,212,000	5,204,498
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	35,167,177	514,387
[d,f]	Series 2019-3 Class B2, 5.663% due 9/25/2059	7,910,000	7,884,540
[d,f]	Series 2019-3 Class B3, 6.301% due 9/25/2059	3,366,214	2,965,795
[a,d,f]	Series 2019-3 Class C, due 9/25/2059	950	950
[d]	Series 2019-3 Class XS1, due 9/25/2059	37,282,674	373
[d]	Series 2019-3 Class XS2, due 9/25/2059	35,418,184	1,905,679
[d,f]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	3,985,836	4,004,107
[d,f]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class B1, 3.657% due 9/27/2049	10,000,000	9,409,056
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,f]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	9,261,041	7,982,219
[d,f]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	14,520,681	13,244,989
[d,f]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.623% due 8/25/2057	5,351,000	5,336,152
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,f,i]	Series 2020-3 Class A1, 0.179% due 6/25/2050	126,083,390	1,095,186
[d,f]	Series 2020-3 Class B5, 3.179% due 6/25/2050	1,046,000	633,362
[d,f]	Series 2020-3 Class B6, 3.179% due 6/25/2050	1,912,755	985,967
[d,f,i]	Series 2021-INV1 Class A2, 0.50% due 8/25/2051	148,100,771	4,303,498
[d,f]	Series 2021-INV1 Class B4, 3.302% due 8/25/2051	3,149,704	2,651,831
[d,f]	Series 2021-INV1 Class B5, 3.302% due 8/25/2051	2,429,771	1,983,645
[d,f]	Series 2021-INV1 Class B6, 3.302% due 8/25/2051	1,869,169	930,807
	Total Mortgage Backed (Cost $290,796,406)		291,810,347

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.3%
	Commercial & Professional Services — 0.1%
	Commercial Services & Supplies — 0.1%
[j]	Imagefirst Holdings LLC, 6.664% (SOFR + 3.00%) due 3/12/2032	$19,750,750	$19,734,357
			19,734,357
	Food, Beverage & Tobacco — 0.0%
	Beverages — 0.0%
[j]	Celsius Holdings, Inc., 5.982% (SOFR + 2.25%) due 4/1/2032	6,175,556	6,206,433
			6,206,433
	Household & Personal Products — 0.0%
	Household Products — 0.0%
[j]	Energizer Holdings, Inc., 5.639% (SOFR + 2.00%) due 3/19/2032	6,418,779	6,392,719
			6,392,719
	Media & Entertainment — 0.0%
	Media — 0.0%
[j]	Century De Buyer LLC, 6.663% (SOFR + 3.00%) due 10/30/2030	1,473,900	1,465,218
			1,465,218
	Software & Services — 0.1%
	Software — 0.1%
[k]	Electronic Arts, Inc., due 3/24/2033	14,850,000	14,881,928
[j]	GoTo Group, Inc., 8.576% - 8.58% (SOFR + 4.75%) due 4/28/2028	2,224,359	1,054,915
			15,936,843
	Technology Hardware & Equipment — 0.0%
	Technology Hardware, Storage & Peripherals — 0.0%
[j]	Xerox Holdings Corp., 7.627% - 7.732% (SOFR + 4.00%) due 11/19/2029	5,768,000	4,047,232
			4,047,232
	Telecommunication Services — 0.1%
	Wireless Telecommunication Services — 0.1%
[a,j]	Scancom Finance III LLC, 11.25% (SOFR + 6.91%) due 12/18/2029	9,000,000	8,932,500
			8,932,500
	Total Loan Participations (Cost $65,535,725)		62,715,302
	Short-Term Investments — 7.5%
[c]	Thornburg Capital Management Fund	169,234,068	1,692,340,683
	Total Short-Term Investments (Cost $1,692,340,683)		1,692,340,683
	Total Investments — 99.9% (Cost $13,673,727,661)		$22,479,185,968
	Other Assets Less Liabilities — 0.1%		25,625,585
	Net Assets — 100.0%		$22,504,811,553

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	575,874,900	9/16/2026	763,865,235	$8,999,192	$—
Swiss Franc	SSB	Sell	41,010,300	9/16/2026	51,180,368	980,323	—
Euro	BBH	Sell	3,942,322,100	9/28/2026	4,521,038,480	—	(32,744,193)

Total						$9,979,515	$(32,744,193)

Net unrealized appreciation (depreciation)							$(22,764,678)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Investment in Affiliates.
d
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$759,784,669, representing 3.38% of the Fund’s net assets.

e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
f
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

g	Bond in default.
h	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
i	Interest only.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2026.
k
This position or a portion of this position represents an unsettled loan purchase.  The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight
Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ARM	Adjustable Rate Mortgage
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund
June 30, 2026 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Chimera Investment Corp.	$65,410,736	$3,182,154	$-	$-	$746,589	$69,339,479	$6,601,285
Malamute Energy, Inc.	12,439	-	-	-	-	12,439	-
SLR Investment Corp.	65,867,791	777,911	-	-	(12,738,479)	53,907,223	4,903,927
Thornburg Capital Mgmt. Fund	2,114,075,381	2,263,295,666	(2,685,030,364)	-	-	1,692,340,683	46,269,556
Zegona Communications plc	470,511,600	-	(38,460,304)	35,430,178	98,633,272	566,114,746	62,274,451
Total	$2,715,877,947	$2,267,255,731	$(2,723,490,668)	$35,430,178	$86,641,382	$2,381,714,570	$120,049,219